Accounts Payable and Other Payables - Schedule of Accounts Payable and Other Payables (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Accounts Payable and Other Payables [Abstract]
Accounts payable	$ 4,313,552	$ 1,316,949
Accrued payroll and welfare payables	169,028	158,580
Others	112,948	340,222
Total accounts payable and other payables	$ 4,595,528	$ 1,815,751